Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2002

Dear Shareholder:

This annual report to shareholders of Morgan Stanley Real Estate Fund covers the 12-month period ended November 30, 2002. Throughout the period, weak demand characterized by a frail economy and an absence of job growth continued to have a negative effect on the U.S. real estate markets. Despite this weakness, several factors enabled real estate investment trusts (REITs) to provide positive performance: (1) a dramatic improvement in funds flowing to the sector as a result of a favorable shift to real estate in asset allocation models due to the diversification attributes of REITs; (2) the clarity of the business model and earnings and lack of related scandals, particularly as evidenced by the significant dividend paid out each quarter; (3) the level of the dividend and (4) the attraction of REITs owning hard assets that are traded in the private market, which may provide support for their valuations. However, this performance reflects a pullback from the returns at midyear.

In our last semiannual letter, dated May 31, the sector had gained 13.25 percent and we noted two primary risks. We commented then that we become more cautious when there is a disconnect between near-term real estate fundamentals and REIT share prices. We also noted that a recovery in the broad equity market could cause more-defensive investors to rotate out of the sector. Unfortunately, both issues put pressure on REITs' share prices in the second half of the year. With this price correction we believe the sector ended the period at a level that approximates the underlying real estate value of its assets.

The favorable news remains that in the direct property markets institutional investors have been increasing their allocations to real estate, which has supported property values despite their declining fundamentals. Thus, when REITs' share prices declined, a number of companies initiated programs to sell assets in the private market and buy back stock.

Performance and Portfolio Strategy

For the 12-month period ended November 30, 2002, the Fund's Class A, B, C and D shares posted total returns of 0.88 percent, 0.15 percent, 0.15 percent and 1.14 percent, respectively, compared to 5.57 percent for the NAREIT Equity Index. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2002 continued

We believe the majority of the Fund's underperformance relative to its benchmark can be attributed to two developments: the unexpected continued weakness of the U.S. economy, particularly in the corporate sector, and the significant assets invested in closed-end funds with a focus on investing in high-dividend-yielding REIT stocks, regardless of the underlying real estate value or risk. From an attribution perspective, the bulk of the Fund's underperformance came from sector allocation. The larger detractions came from overweightings to the hotel, apartment and office sectors. The theme for the weakness in these sectors was the weaker-than-expected economic recovery, which resulted in a lack of meaningful job growth and continued weakness in business confidence. In contrast to the weak corporate sector, the consumer area remained strong, boosting demand from retail tenants. In the retail sector, the favorable attribution from the overweighting of the mall subsector was primarily offset by an underweighting to the strip-shopping-center subsector. Our underweighting to the strip-center subsector is based on the view that the stocks are trading at significant premiums to net asset value (NAV) as well as concerns with competitive pressures, particularly from larger and more successful discount stores. Finally, an underweighting to health-care REITs detracted from performance. As with the strip malls, this sector comprises high-dividend-yielding stocks trading at material premiums to NAV. In addition, the health-care REITs pose the additional risk of questionable dividend coverage and an exposure to reductions in Medicare and Medicaid reimbursements.

We continued to fill out the portfolio with companies that we believe offer attractive fundamental valuations relative to their underlying real estate value. Thus, the top-down weightings in the portfolio reflect the continued weak economic environment as well as comparisons between companies' share prices and the underlying value of their properties. It is important to note that occupancies have declined to near trough levels for such sectors as apartments and office and industrial parks. From our perspective, these sectors may experience the best growth in cash flow when the economy recovers.

During the year we added to the industrial sector, as we believe this market is likely to both trough and recover before the office market. The private market demand to buy assets in this sector remains very strong, and this sector is less reliant on job recovery to spur tenant demand. We reduced our weighting to the apartment sector in the early part of the year as it became apparent that demand here was being reduced by a lack of job growth and a record level of single-family purchases as well as our disappointment with only a modest falloff in supply. Toward the end of the period we did begin to add back to the sector as share prices fell below underlying values and the private market remained very liquid and robust. As share prices have

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2002 continued

deteriorated, more apartment companies have embraced the strategy of selling assets and buying back stock. We continued to add to upscale hotel owners, which look very attractive on an implied price per room basis. Although weak demand fundamentals -- in particular a depressed level of corporate travel -- put pressure on share prices, these companies are currently trading at 30 to 40 percent discounts to asset value. When the economy recovers, we expect this real estate sector to experience the earliest, most powerful recovery. During this period we decreased our weighting to the office sector, given the sector's reliance on a job recovery and the continued risk to additional corporate bankruptcies and downsizing. We also changed the mix of office stocks, favoring those with urban assets. Such properties feature longer lease terms and tend to be more protected versus new supply than the owners of suburban assets. Finally, we increased our overweighting to the malls, because we continue to see good relative value in this asset class.

Looking Ahead

Our outlook for the REIT market is based on two key factors: the health of the physical property markets and the public market pricing for these securities. Despite continued weakness in real estate fundamentals, property values have remained firm. There are few distressed sellers of real estate, and the real estate sector has drawn significant capital, due to its relative attractiveness versus other investments. Thus, the primary risks for private real estate valuations are changes in the level of buyers and sellers. The supply of assets for sale may increase as a result of owners that are forced to sell assets as a result of persistent weakness in the economy. In addition, given the improvement in real estate valuations versus other asset classes, owners may opt to reduce their asset allocations and reduce their ownership of real estate to take advantage of current valuations. Similarly, some subset of the current group of real estate buyers may alter their asset allocations to real estate, due to concerns with weak fundamentals or a perception that current asset valuations are not sustainable. The weakness in fundamentals should trough as the economy recovers, so buyers can justify a scenario of improved cash flows in the near term.

The public market pricing reflects a sector that is trading at par to its current private real estate valuation. With the dramatic slowdown in new supply, when real estate demand does recover we expect to see occupancy rates, rental levels and NAVs recover. However, there is some risk that stocks in the broader equity market may look more attractive than REIT stocks in a recovering economy. Because real estate is a lagging indicator of the economy, nondedicated investors may rotate to early cyclical or higher-beta stocks at that time. Thus, the growth in NAV per share would need to offset any contraction in the level of REIT pricing relative to NAV. Clearly, a supporting factor for REITs' valuation is that the sector is already trading on a par with asset

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2002 continued

value and we believe that share price declines will result in additional corporate share repurchases. Thus, although the sector faces some risk of underperforming the broader equity market in an economic recovery, we believe there is a level of downside protection as a result of underlying asset valuation and related share buyback programs.

We appreciate your ongoing support of Morgan Stanley Real Estate Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Real Estate Fund
FUND PERFORMANCE - NOVEMBER 30, 2002

      GROWTH OF $10,000
      ($ in Thousands)
[LINE GRAPH]

                                     CLASS A             CLASS B             CLASS C             CLASS D             NAREIT(4)
                                     -------             -------             -------             -------             ------
April 28, 1999                       9475.00            10000.00            10000.00            10000.00            10000.00
May 31, 1999                         9655.00            10190.00            10190.00            10190.00            10304.00
August 31, 1999                      9140.00             9624.00             9623.00             9660.00             9690.00
November 30, 1999                    8349.00             8773.00             8771.00             8831.00             8944.00
February 29, 2000                    8619.00             9040.00             9037.00             9124.00             9148.00
May 31, 2000                         9607.00            10058.00            10053.00            10196.00            10183.00
August 31, 2000                     10544.00            11008.00            11014.00            11182.00            10896.00
November 30, 2000                   10642.00            11091.00            11096.00            11293.00            10893.00
February 28, 2001                   11239.00            11683.00            11687.00            11933.00            11594.00
May 31, 2001                        11559.00            11996.00            11999.00            12282.00            12275.00
August 31, 2001                     12387.00            12825.00            12828.00            13158.00            13203.00
November 30, 2001                   11959.00            12356.00            12360.00            12714.00            12969.00
February 28, 2002                   12508.00            12911.00            12903.00            13306.00            13568.00
May 31, 2002                        13364.00            13762.00            13754.00            14223.00            14701.00
August 31, 2002                     12697.00            13051.00            13055.00            13523.00            14284.00
November 30, 2002                   12064.00(3)         12174.00(3)         12379.00(3)         12859.00(3)         13691.00(3)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------

               CLASS A SHARES*
---------------------------------------------
1 Year                     0.88%(1) (4.42)%(2)
Since Inception (4/28/99)  6.96%(1) 5.36 %(2)
               CLASS C SHARES+
---------------------------------------------
1 Year                     0.15%(1) (0.78)%(2)
Since Inception (4/28/99)  6.12%(1) 6.12 %(2)
              CLASS B SHARES**
---------------------------------------------
1 Year                     0.15%(1) (4.50)%(2)
Since Inception (4/28/99)  6.11%(1) 5.63 %(2)
              CLASS D SHARES++
---------------------------------------------
1 Year                     1.14%(1)
Since Inception (4/28/99)  7.25%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on November 30,
     2002.
(4)  The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index does not
     include any expenses, fees or charges. The Index is an
     unmanaged benchmark of real estate investment trusts
     compiled by the National Association of Real Estate
     Investment Trusts and should not be considered an
     investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.2%)
              Hotels/Resorts/
              Cruiselines (7.1%)
  263,700     Hilton Hotels Corp. .....  $  3,610,053
    6,745     Interstate Hotels
               Corp. ..................        27,655
  260,393     Starwood Hotels & Resorts
               Worldwide, Inc.*........     6,595,754
  313,200     Wyndham International,
               Inc. (Class A)*.........       103,356
                                         ------------
                                           10,336,818
                                         ------------
              Real Estate Development
              (0.5%)
   23,100     Forest City Enterprise,
               Inc. (Class A)..........       732,501
                                         ------------
              Real Estate Industrial/
              Office (4.9%)
  371,300     Brookfield Properties
               Corp. (Canada)..........     7,042,361
                                         ------------
              Real Estate - Other
              (0.0%)
  166,300     Frontline Capital
               Group*..................             0
                                         ------------
              REIT - Diversified (1.6%)
   63,300     Vornado Realty Trust.....     2,364,888
                                         ------------
              REIT - Industrial/Office
              (27.5%)
  181,500     AMB Property Corp. ......     5,018,475
  214,900     Arden Realty, Inc. ......     4,787,972
  169,300     Boston Properties,
               Inc.....................     6,275,951
   11,600     CarrAmerica Realty
               Corp. ..................       293,712
  323,195     Equity Office Properties
               Trust...................     8,309,344
   78,300     Kilroy Realty Corp. .....     1,778,193
   70,300     Mack-Cali Realty
               Corp. ..................     2,109,000
  233,910     ProLogis Trust...........     5,749,508
   80,800     Reckson Associates Realty
               Corp. ..................     1,644,280
   42,100     SL Green Realty Corp. ...     1,335,412
  243,600     Trizec Properties
               Inc. ...................     2,411,640
                                         ------------
                                           39,713,487
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT - Lodging/Resorts
              (3.9%)
  558,000     Host Marriot Corp.*......  $  5,105,700
   64,700     Innkeepers USA Trust.....       507,895
                                         ------------
                                            5,613,595
                                         ------------
              REIT - Residential
              (25.7%)
   47,400     Amli Residential
               Properties Trust........     1,020,522
   90,700     Apartment Investment &
               Management Co. (Class
               A)......................     3,389,459
  275,007     Archstone-Smith Trust....     6,352,662
  212,400     Avalonbay Communities,
               Inc.....................     8,411,039
    4,900     BRE Properties, Inc.
               (Class A)...............       150,724
   97,050     Chateau Communities,
               Inc.....................     2,087,545
  246,600     Equity Residential
               Properties Trust........     6,441,192
   72,200     Essex Property Trust,
               Inc.....................     3,682,200
   57,100     Manufactured Home
               Communities, Inc........     1,684,450
   80,200     Post Properties, Inc.....     2,045,100
   62,400     Summit Properties Inc....     1,194,960
   19,900     Sun Communities, Inc.....       689,336
                                         ------------
                                           37,149,189
                                         ------------
              REIT - Retail (20.1%)
  106,300     Burnham Pacific
               Properties, Inc.*.......       103,111
    1,300     Chealsea Property Group,
               Inc.....................        44,512
  136,300     Federal Realty Investment
               Trust...................     3,719,627
   12,700     Gables Residential
               Trust...................       313,563
   84,800     General Growth
               Properties, Inc.........     4,189,120
    4,100     Macerich Co. (The).......       124,681
   32,300     Regency Centers Corp.....       998,070
  169,800     Rouse Co. (The)..........     5,060,040
  291,100     Simon Property Group,
               Inc.....................     9,815,892
  292,000     Taubman Centers, Inc.....     4,753,760
                                         ------------
                                           29,122,376
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT - Storage (4.9%)
  168,100     Public Storage, Inc......  $  5,229,591
   58,800     Shurgard Storage Centers,
               Inc. (Class A)..........     1,816,920
                                         ------------
                                            7,046,511
                                         ------------
              Total Common Stocks
              (Cost $140,731,645)......   139,121,726
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (2.9%)
              Repurchase Agreement
  $ 4,152     Joint repurchase
               agreement account 1.36%
               due 12/02/02 (dated
               11/29/02; proceeds
               $4,152,471) (a)
               (Cost $4,152,000).......     4,152,000
                                         ------------

Total Investments
(Cost $144,883,645) (b).....    99.1%     143,273,726
Other Assets in Excess of
Liabilities.................     0.9        1,250,179
                               -----     ------------
Net Assets..................   100.0%    $144,523,905
                               =====     ============

---------------------------------------------------
   REIT Real Estate Investment Trust.
   *   Non-income producing security.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,859,149 and the aggregate gross unrealized depreciation is $11,469,068, resulting in net unrealized depreciation of $1,609,919.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2002

Assets:
Investments in securities, at value
 (cost $144,883,645)...................  $143,273,726
Receivable for:
    Investments sold...................     1,575,171
    Shares of beneficial interest
     sold..............................       269,893
    Dividends..........................        38,309
Prepaid expenses and other assets......        81,980
                                         ------------
    Total Assets.......................   145,239,079
                                         ------------
Liabilities:
Payable for:
    Investments purchased..............       375,742
    Investment management fee..........       117,105
    Distribution fee...................        86,643
    Shares of beneficial interest
     redeemed..........................         9,105
Accrued expenses and other payables....       126,579
                                         ------------
    Total Liabilities..................       715,174
                                         ------------
    Net Assets.........................  $144,523,905
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $145,152,958
Net unrealized depreciation............    (1,609,919)
Accumulated undistributed net realized
 gain..................................       980,866
                                         ------------
    Net Assets.........................  $144,523,905
                                         ============
Class A Shares:
Net Assets.............................    $6,400,556
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       604,675
    Net Asset Value Per Share..........        $10.59
                                         ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................         $11.18
                                         =============
Class B Shares:
Net Assets.............................   $95,342,566
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     9,040,961
    Net Asset Value Per Share..........        $10.55
                                         ============
Class C Shares:
Net Assets.............................    $9,128,631
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       865,142
    Net Asset Value Per Share..........        $10.55
                                         ============
Class D Shares:
Net Assets.............................   $33,652,152
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     3,176,859
    Net Asset Value Per Share..........        $10.59
                                         ============

Statement of Operations
For the year ended November 30, 2002

Net Investment Income:
Income
Dividends (net of $15,046 foreign
 withholding tax)........................  $ 5,750,705
Interest.................................       90,220
                                           -----------
    Total Income.........................    5,840,925
                                           -----------
Expenses
Investment management fee................    1,406,038
Distribution fee (Class A shares)........       19,780
Distribution fee (Class B shares)........      988,807
Distribution fee (Class C shares)........       88,570
Transfer agent fees and expenses.........      279,761
Shareholder reports and notices..........       62,806
Professional fees........................       60,485
Registration fees........................       58,623
Custodian fees...........................       56,023
Trustees' fees and expenses..............       12,634
Other....................................        9,877
                                           -----------
    Total Expenses.......................    3,043,404
                                           -----------
    Net Investment Income................    2,797,521
                                           -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments.........    1,763,966
Capital gain distributions received......    1,112,964
                                           -----------
    Net Realized Gain....................    2,876,930
                                           -----------
Net change in unrealized appreciation....   (8,589,201)
                                           -----------
    Net Loss.............................   (5,712,271)
                                           -----------
Net Decrease.............................  $(2,914,750)
                                           ===========

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              NOVEMBER 30, 2002   NOVEMBER 30, 2001
                                                              -----------------   -----------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  2,797,521        $  2,754,584
Net realized gain...........................................       2,876,930           5,964,792
Net change in unrealized appreciation.......................      (8,589,201)          2,397,732
                                                                ------------        ------------
    Net Increase (Decrease).................................      (2,914,750)         11,117,108
                                                                ------------        ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................        (190,865)           (297,622)
    Class B shares..........................................      (1,758,242)         (1,976,372)
    Class C shares..........................................        (157,574)           (176,155)
    Class D shares..........................................        (690,840)           (313,002)
Net realized gain*
    Class A shares..........................................        (448,167)            (45,836)
    Class B shares..........................................      (4,988,791)           (363,592)
    Class C shares..........................................        (433,743)            (34,309)
    Class D shares..........................................        (903,604)            (35,985)
                                                                ------------        ------------
    Total Dividends and Distributions.......................      (9,571,826)         (3,242,873)
                                                                ------------        ------------
Net increase from transactions in shares of beneficial
  interest..................................................      40,818,445          11,321,642
                                                                ------------        ------------
    Net Increase............................................      28,331,869          19,195,877
Net Assets:
Beginning of period.........................................     116,192,036          96,996,159
                                                                ------------        ------------
End of Period...............................................    $144,523,905        $116,192,036
                                                                ============        ============

---------------------
* Includes short-term gains of:

  Class A shares                                                $     71,043        $     45,836
  Class B shares                                                     827,678             363,592
  Class C shares                                                      72,195              34,309
  Class D shares                                                     172,208              35,985
                                                                ------------        ------------
  Total short-term gains                                        $  1,143,124        $    479,722
                                                                ============        ============

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,551,720 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $287,080 and $1,900, respectively and received $58,617 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2002 aggregated $73,920,163 and $37,703,687, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of November 30, 2002, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR                    FOR THE YEAR
                                                              ENDED                           ENDED
                                                        NOVEMBER 30, 2002               NOVEMBER 30, 2001
                                                    -------------------------       -------------------------
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     379,660   $  4,393,913        2,071,809   $ 23,454,552
Reinvestment of dividends and distributions.......      53,889        598,518           28,644        312,466
Redeemed..........................................    (518,859)    (5,867,771)      (2,356,663)   (26,679,493)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class A............................     (85,310)      (875,340)        (256,210)    (2,912,475)
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   4,723,339     54,060,012        8,843,382     99,984,013
Reinvestment of dividends and distributions.......     501,362      5,546,652          167,281      1,822,334
Redeemed..........................................  (3,799,230)   (42,048,728)      (8,553,484)   (96,393,087)
                                                    ----------   ------------       ----------   ------------
Net increase - Class B............................   1,425,471     17,557,936          457,179      5,413,262
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     455,920      5,132,718          241,186      2,722,085
Reinvestment of dividends and distributions.......      46,720        517,261           16,819        183,270
Redeemed..........................................    (297,883)    (3,274,738)        (241,583)    (2,665,354)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................     204,757      2,375,241           16,422        240,001
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................   2,555,893     28,768,194        1,010,636     11,363,767
Reinvestment of dividends and distributions.......     122,547      1,366,471           27,835        303,614
Redeemed..........................................    (760,131)    (8,374,057)        (273,031)    (3,086,527)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................   1,918,309     21,760,608          765,440      8,580,854
                                                    ----------   ------------       ----------   ------------
Net increase in Fund..............................   3,463,227   $ 40,818,445          982,831   $ 11,321,642
                                                    ==========   ============       ==========   ============

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                                  FOR THE YEAR ENDED NOVEMBER 30,              APRIL 28, 1999*
                                                             ------------------------------------------            THROUGH
                                                               2002             2001             2000         NOVEMBER 30, 1999
                                                             --------         --------         --------       -----------------
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.......................   $11.39           $10.51           $ 8.63              $10.00
                                                              ------           ------           ------              ------

Income (loss) from investment operations:
    Net investment income++................................     0.29             0.35             0.31                0.21
    Net realized and unrealized gain (loss)................    (0.17)            0.93             2.00               (1.38)
                                                              ------           ------           ------              ------

Total income (loss) from investment operations.............     0.12             1.28             2.31               (1.17)
                                                              ------           ------           ------              ------

Less dividends and distributions from:
    Net investment income..................................    (0.28)           (0.35)           (0.33)              (0.20)
    Net realized gain......................................    (0.64)           (0.05)           (0.04)                 --
    Paid-in-capital........................................    --               --               (0.06)                 --
                                                              ------           ------           ------              ------

Total dividends and distributions..........................    (0.92)           (0.40)           (0.43)              (0.20)
                                                              ------           ------           ------              ------

Net asset value, end of period.............................   $10.59           $11.39           $10.51              $ 8.63
                                                              ======           ======           ======              ======

Total Return+..............................................     0.88%           12.38%           27.46%             (11.88)%(1)

Ratios to Average Net Assets(3):
Expenses...................................................     1.63%            1.54%            1.71%               1.81 %(2)

Net investment income......................................     2.52%            3.19%            3.20%               3.59 %(2)

Supplemental Data:
Net assets, end of period, in thousands....................   $6,401           $7,860           $9,943              $5,634

Portfolio turnover rate....................................       28%              40%              57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                               FOR THE YEAR ENDED NOVEMBER 30,            APRIL 28, 1999*
                                                            --------------------------------------            THROUGH
                                                              2002           2001           2000         NOVEMBER 30, 1999
                                                            --------       --------       --------       -----------------
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period......................   $11.36         $10.49         $ 8.62              $10.00
                                                             ------         ------         ------              ------

Income (loss) from investment operations:
    Net investment income++...............................     0.20           0.27           0.24                0.16
    Net realized and unrealized gain (loss)...............    (0.17)          0.92           1.99               (1.37)
                                                             ------         ------         ------              ------

Total income (loss) from investment operations............     0.03           1.19           2.23               (1.21)
                                                             ------         ------         ------              ------

Less dividends and distributions from:
    Net investment income.................................    (0.20)         (0.27)         (0.27)              (0.17)
    Net realized gain.....................................    (0.64)         (0.05)         (0.04)                 --
    Paid-in-capital.......................................    --             --             (0.05)                 --
                                                             ------         ------         ------              ------

Total dividends and distributions.........................    (0.84)         (0.32)         (0.36)              (0.17)
                                                             ------         ------         ------              ------

Net asset value, end of period............................   $10.55         $11.36         $10.49              $ 8.62
                                                             ======         ======         ======              ======

Total Return+.............................................     0.15%         11.41%         26.41%             (12.27)%(1)

Ratios to Average Net Assets(3):
Expenses..................................................     2.38%          2.36%          2.46%               2.56 %(2)

Net investment income.....................................     1.77%          2.37%          2.45%               2.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands...................  $95,343        $86,479        $75,101             $59,645

Portfolio turnover rate...................................       28%            40%            57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                         FOR THE PERIOD
                                                               FOR THE YEAR ENDED NOVEMBER 30,           APRIL 28, 1999*
                                                             ------------------------------------            THROUGH
                                                              2002           2001           2000        NOVEMBER 30, 1999
                                                             ------         ------         ------       -----------------
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.......................  $11.36         $10.50         $ 8.62            $10.00
                                                             ------         ------         ------            ------

Income (loss) from investment operations:
    Net investment income++................................    0.20           0.27           0.26              0.16
    Net realized and unrealized gain (loss)................   (0.17)          0.91           1.98             (1.38)
                                                             ------         ------         ------            ------

Total income (loss) from investment operations.............    0.03           1.18           2.24             (1.22)
                                                             ------         ------         ------            ------

Less dividends and distributions from:
    Net investment income..................................   (0.20)         (0.27)         (0.27)            (0.16)
    Net realized gain......................................   (0.64)         (0.05)         (0.04)               --
    Paid-in-capital........................................    --             --            (0.05)               --
                                                             ------         ------         ------            ------

Total dividends and distributions..........................   (0.84)         (0.32)         (0.36)            (0.16)
                                                             ------         ------         ------            ------

Net asset value, end of period.............................  $10.55         $11.36         $10.50            $ 8.62
                                                             ======         ======         ======            ======

Total Return+..............................................    0.15%         11.39%         26.50%           (12.29)%(1)

Ratios to Average Net Assets(3):
Expenses...................................................    2.38%          2.36%          2.46%             2.56 %(2)

Net investment income......................................    1.77%          2.37%          2.45%             2.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands....................  $9,129         $7,504         $6,759            $7,698

Portfolio turnover rate....................................      28%            40%            57%               27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                                             FOR THE YEAR ENDED NOVEMBER 30,            APRIL 28, 1999*
                                                          --------------------------------------            THROUGH
                                                           2002            2001            2000        NOVEMBER 30, 1999
                                                          -------         -------         ------       -----------------
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period....................   $11.40          $10.53         $ 8.64            $10.00
                                                           ------          ------         ------            ------

Income (loss) from investment operations:
    Net investment income++.............................     0.30            0.37           0.27              0.15
    Net realized and unrealized gain (loss).............    (0.16)           0.93           2.08             (1.30)
                                                           ------          ------         ------            ------

Total income (loss) from investment operations..........     0.14            1.30           2.35             (1.15)
                                                           ------          ------         ------            ------

Less dividends and distributions from:
    Net investment income...............................    (0.31)          (0.38)         (0.36)            (0.21)
    Net realized gain...................................    (0.64)          (0.05)         (0.04)               --
    Paid-in-capital.....................................    --              --             (0.06)               --
                                                           ------          ------         ------            ------

Total dividends and distributions.......................    (0.95)          (0.43)         (0.46)            (0.21)
                                                           ------          ------         ------            ------

Net asset value, end of period..........................   $10.59          $11.40         $10.53            $ 8.64
                                                           ======          ======         ======            ======

Total Return+...........................................     1.14%          12.58%         27.88%           (11.69)%(1)

Ratios to Average Net Assets(3):
Expenses................................................     1.38%           1.36%          1.46%             1.56 %(2)

Net investment income...................................     2.77%           3.37%          3.45%             3.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands.................  $33,652         $14,349         $5,193               $26

Portfolio turnover rate.................................       28%             40%            57%               27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 21, 2003
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         During the fiscal year ended November 30, 2002, the Fund paid to its shareholders $0.52 per share from long-term capital gains.

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (70)                     Trustee      Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.
Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).
Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (69)     Chairman of the Board  Since July      Chairman and Trustee of the Morgan Stanley       129
c/o Morgan Stanley Trust        and Trustee            1991            Funds and the TCW/DW Term Trusts; formerly
Harborside Financial Center,                                           Chairman, Chief Executive Officer and
Plaza Two,                                                             Director of the Investment Manager, the
Jersey City, NJ                                                        Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998) and Chief
                                                                       Executive Officer of the Morgan Stanley
                                                                       Fund and the TCW/DW Trusts (until September
                                                                       2002).

James F. Higgins (54)           Trustee                Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                           1989            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                       Morgan Stanley Services; previously First Vice President of
Plaza Two,                                                         the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                                    Services; Treasurer of the Morgan Stanley Funds.

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,      Financial                        2002); Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001); previously
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

---------------------

 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

36068RPT-9410L02-AP-12/02

MORGAN STANLEY
REAL ESTATE FUND

Annual Report
November 30, 2002